Supplemental guarantor consolidated statement of comprehensive income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	$ 3,315	$ 7,116	$ 7,061
Total other comprehensive income that may be reclassified to the income statement, net of tax	2,235	(5,260)	(2,368)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(924)	864	132
Total other comprehensive income	1,311	(4,396)	(2,235)
Total comprehensive income	4,625	2,719	4,826
Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	3,290	7,084	7,032
Foreign currency translation, net of tax	849	(519)	(510)
Financial assets measured at fair value through other comprehensive income, net of tax	5	6	(157)
Cash flow hedges, net of tax	1,400	(4,793)	(1,675)
Cost of hedging, net of tax	(19)	45	(26)
Total other comprehensive income that may be reclassified to the income statement, net of tax	2,235	(5,260)	(2,368)
Defined benefit plans, net of tax	(136)	81	102
Own credit on financial liabilities designated at fair value, net of tax	(790)	796	46
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(927)	877	148
Total other comprehensive income	1,308	(4,383)	(2,220)
Total comprehensive income	4,598	2,701	4,813
Comprehensive income attributable to non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	25	32	29
Total other comprehensive income that will not be reclassified to the income statement, net of tax	2	(14)	(16)
Total other comprehensive income	2	(14)	(16)
Total comprehensive income	27	18	13
Elimination entries
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	(1,321)	(5,592)	(5,649)
Total comprehensive income	(2,305)	(5,306)	(5,149)
Elimination entries | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	(1,321)	(5,592)	(5,649)
Foreign currency translation, net of tax	(975)	298	517
Financial assets measured at fair value through other comprehensive income, net of tax	0	0	0
Cash flow hedges, net of tax	(9)	(12)	(17)
Total other comprehensive income that may be reclassified to the income statement, net of tax	(984)	286	500
Defined benefit plans, net of tax	0	0	0
Total other comprehensive income that will not be reclassified to the income statement, net of tax	0	0	0
Total other comprehensive income	(984)	286	500
Total comprehensive income	(2,305)	(5,306)	(5,149)
UBS AG (standalone) | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	1,559	7,270	7,102
Total comprehensive income	1,458	5,373	6,163
UBS AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	1,559	7,270	7,102
Foreign currency translation, net of tax	79	(114)	(1)
Financial assets measured at fair value through other comprehensive income, net of tax	4	(3)	0
Cash flow hedges, net of tax	707	(2,791)	(1,129)
Cost of hedging, net of tax	(19)	45	(26)
Total other comprehensive income that may be reclassified to the income statement, net of tax	771	(2,863)	(1,155)
Defined benefit plans, net of tax	(82)	170	170
Own credit on financial liabilities designated at fair value, net of tax	(790)	796	46
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(872)	966	217
Total other comprehensive income	(101)	(1,897)	(939)
Total comprehensive income	1,458	5,373	6,163
UBS Switzerland AG (standalone) | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	3,540	2,928	2,788
Total comprehensive income	5,707	1,261	1,954
UBS Switzerland AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	3,540	2,928	2,788
Foreign currency translation, net of tax	1,523	(197)	(419)
Financial assets measured at fair value through other comprehensive income, net of tax		0
Cash flow hedges, net of tax	679	(1,359)	(279)
Total other comprehensive income that may be reclassified to the income statement, net of tax	2,202	(1,555)	(699)
Defined benefit plans, net of tax	(36)	(112)	(135)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(36)	(112)	(135)
Total other comprehensive income	2,167	(1,667)	(834)
Total comprehensive income	5,707	1,261	1,954
Other subsidiaries | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	(463)	2,509	2,820
Total comprehensive income	(235)	1,391	1,858
Other subsidiaries | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	(488)	2,477	2,792
Foreign currency translation, net of tax	222	(506)	(607)
Financial assets measured at fair value through other comprehensive income, net of tax	1	9	(157)
Cash flow hedges, net of tax	23	(631)	(250)
Cost of hedging, net of tax	0
Total other comprehensive income that may be reclassified to the income statement, net of tax	245	(1,128)	(1,014)
Defined benefit plans, net of tax	(19)	23	67
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(19)	23	67
Total other comprehensive income	226	(1,104)	(947)
Total comprehensive income	(262)	1,373	1,845
Other subsidiaries | Reportable legal entities | Comprehensive income attributable to non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Total comprehensive income	$ 27	$ 18	$ 13